Company Business - Summary of Significant Investments in Subsidiaries (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2018
Disclosure Of Parent Entity Information [line items]
Country of incorporation	Mexico
Farmacias Yza [member]
Disclosure Of Parent Entity Information [line items]
Percent of ownership interest	18.60%
Grupo Socofar [member]
Disclosure Of Parent Entity Information [line items]
Percent of ownership interest	60.00%